OTHER RESERVES (Details 2)	12 Months Ended
Dec. 31, 2018 USD ($)
Other reserves [abstract]
Number of share awards, Outstanding	0
Number of share awards, Granted during the year	743,000
Number of share awards, Forfeited during the year	0
Number of share awards, Outstanding	743,000
Fair value at grand date, Granted during the year	$ 10.18